INCOME TAX EXPENSE AND DEFERRED TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	$ 71,162,662	$ 77,242,172
Deferred tax liabilities	(247,309,707)	(240,592,395)
Total assets net	4,323,174	2,428,333
Total liabilities net	(180,470,219)	(165,778,556)
Property, plant and equipment
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	5,970,424	5,351,293
Deferred tax liabilities	(54,058,525)	(58,230,728)
Obsolescence provisions
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	2,231,501	1,871,168
ICMS exclusion credit
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	3,241,530	2,686,693
Employee benefits
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	8,212,311	5,033,868
Deferred tax liabilities	(14,382)	(3,348)
Provision for severance indemnity
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	2,546,033	2,789,893
Deferred tax liabilities	(94,659)	(42,264)
Tax loss carry forwards
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	2,142,747	5,569,124
Tax goodwill Brazil
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(15,782,005)	(9,081,512)
Contingency provision
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	27,144,927	27,145,591
Foreign Exchange differences
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	4,640,723	11,478,538
Allowance for doubtful accounts
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	799,274	803,608
Coca-Cola incentives (Argentina)
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets		633,919
Assets and liabilities for placement of bonds
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(561,994)	(610,594)
Financial expense
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(2,363,384)	(1,894,010)
Lease liabilities
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	3,665,695	1,874,166
Inventories
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	1,706,518	1,312,833
Distribution rights
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(161,155,669)	(154,669,995)
Prepaid income
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	4,481,352	5,339,265
Deferred tax liabilities		(8,287)
Spare parts
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax liabilities	(4,816,189)	(4,142,782)
Intangibles
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	77,752	69,395
Deferred tax liabilities	(5,497,812)	(7,388,202)
Others
INCOME TAX EXPENSE AND DEFERRED TAXES
Deferred tax assets	4,301,875	5,282,818
Deferred tax liabilities	(2,965,088)	(4,520,673)
Offsetting of deferred tax assets/(liabilities)
INCOME TAX EXPENSE AND DEFERRED TAXES
Offsetting of deferred tax assets	(66,839,488)	(74,813,839)
Offsetting of deferred tax liabilities	$ 66,839,488	$ 74,813,839